Schedule of Accounts Receivable (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Credit Loss [Abstract]
Accounts receivable (including related party of $12,327 and $21,852 at June 30, 2022 and December 31, 2021, respectively)	$ 52,837	$ 32,800	$ 152,759
Allowance for discounts			(1,396)
Accounts receivable, net	$ 52,837	$ 32,800	$ 151,363